DERIVATIVE FINANCIAL INSTRUMENTS - Notional Values (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Forward sales of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 16,963,766	$ 42,092,038
Forward purchases of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 20,797,187	$ 12,486,369